Schedule of Investments (unaudited) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 33.3%
Acceleron Pharma, Inc.(a)(b)	306,307	$41,538,292
Agios Pharmaceuticals, Inc.(a)(b)	430,220	22,216,561
Akeso, Inc.(b)(c)	2,608,000	16,606,969
Akouos, Inc.(b)	296,671	4,114,827
Allakos, Inc.(a)(b)	228,970	26,281,177
Alnylam Pharmaceuticals, Inc.(a)(b)	270,206	38,150,385
ALX Oncology Holdings, Inc.(b)	73,436	5,415,171
Annexon, Inc.(b)	115,174	3,206,444
Annexon, Inc., (Acquired 06/26/20, Cost: $4,170,549)(d)	332,856	9,266,711
Antengene Corp. Ltd., (Acquired 11/18/20, Cost: $7,091,948)(d)	5,019,274	10,377,775
Apellis Pharmaceuticals, Inc.(b)	165,816	7,115,165
Applied Molecular Transport, Inc.(b)	161,287	7,098,241
Arcutis Biotherapeutics, Inc.(b)	477,143	13,803,747
Arena Pharmaceuticals, Inc.(a)(b)	129,202	8,965,327
Argenx SE, ADR(a)(b)	117,843	32,452,784
Arrowhead Pharmaceuticals, Inc.(b)	83,508	5,537,415
Avidity Biosciences, Inc.(b)	288,706	6,296,678
Beam Therapeutics, Inc.(b)	36,988	2,960,520
BioAtla, Inc.(b)	142,704	7,255,071
Biohaven Pharmaceutical Holding Co. Ltd.(b)	80,537	5,504,704
BioMarin Pharmaceutical, Inc.(b)	106,412	8,035,170
Blueprint Medicines Corp.(b)	73,928	7,188,019
Bridgebio Pharma, Inc.(b)	217,158	13,376,933
C4 Therapeutics, Inc.(b)	377,822	13,975,636
CareDx, Inc.(b)	220,971	15,045,915
Cerevel Therapeutics Holdings, Inc.(b)	204,554	2,808,526
ChemoCentryx, Inc.(b)	83,405	4,273,672
Connect Biopharma Holdings Ltd.(b)	73,308	1,356,198
Constellation Pharmaceuticals, Inc.(b)	64,570	1,510,292
Cytokinetics, Inc.(b)	285,386	6,638,078
Decibel Therapeutics, Inc., (Acquired 11/02/20, Cost: $5,826,938)(d)	636,792	6,966,703
Decibel Therapeutics, Inc.(b)	161,538	1,835,072
Deciphera Pharmaceuticals, Inc.(b)	80,050	3,589,442
Dicerna Pharmaceuticals, Inc.(b)	391,882	10,020,423
Enanta Pharmaceuticals, Inc.(b)	69,510	3,428,233
Everest Medicines LTD, (Acquired 09/30/20, Cost: $3,200,620)(d)	446,500	4,213,732
Everest Medicines Ltd., (Acquired 05/29/20, Cost: $11,209,200)(d)	3,113,667	29,384,454
Fate Therapeutics, Inc.(b)	56,308	4,642,595
Forma Therapeutics Holdings, Inc.(b)	528,851	14,818,405
Fusion Pharmaceuticals, Inc.(b)	425,054	4,556,579
Galecto, Inc.(b)	526,477	3,198,348
Genetron Holdings Ltd.(b)	944,676	20,272,747
Genmab A/S(b)	212,666	69,944,507
Genmab A/S, ADR(a)(b)	753,955	24,752,343
Global Blood Therapeutics, Inc.(b)	276,243	11,256,902
Gracell Biotechnologies, Inc., ADR(b)	845,451	13,019,945
Gritstone Oncology, Inc.(b)	320,160	3,019,109
Halozyme Therapeutics, Inc.(b)	220,954	9,211,572
HBM Holdings Ltd., (Acquired 12/04/20, Cost: $12,186,104)(d)	7,553,000	8,495,391
Immunocore Holdings PLC, ADR(b)	61,703	2,626,697
Insmed, Inc.(b)	129,404	4,407,500
Intellia Therapeutics, Inc.(b)	129,208	10,369,588
Iovance Biotherapeutics, Inc.(b)	418,674	13,255,219
Kadmon Holdings, Inc.(b)	2,455,865	9,553,315

Security	Shares	Value

Biotechnology (continued)
Karyopharm Therapeutics, Inc.(b)	395,613	$4,161,849
Keros Therapeutics, Inc.(b)	206,755	12,725,770
Kinnate Biopharma, Inc.(b)	304,595	9,491,180
Kodiak Sciences, Inc.(b)	175,481	19,897,791
Kronos Bio, Inc., (Acquired 10/09/20, Cost: $4,591,000), 8/20/2020(d)	284,272	8,304,462
Krystal Biotech, Inc.(b)	113,540	8,747,122
Kymera Therapeutics, Inc.(b)	738,191	28,686,102
MacroGenics, Inc.(b)	98,169	3,126,683
Mersana Therapeutics, Inc.(b)	1,518,223	24,564,848
Mirati Therapeutics, Inc.(a)(b)	97,655	16,728,301
Molecular Templates, Inc.(b)	198,262	2,502,066
Morphic Holding, Inc.(b)	97,810	6,189,417
Nkarta, Inc.(b)	143,410	4,718,189
Olema Pharmaceuticals, Inc.(b)	401,892	13,334,777
Olema Pharmaceuticals, Inc., (Acquired 09/30/20, Cost: $2,939,996)(d)	265,767	8,700,574
Olink Holding AB, ADR(b)	30,344	1,092,384
ORIC Pharmaceuticals, Inc.(b)	191,303	4,686,923
Passage Bio, Inc.(b)	185,056	3,234,779
PMV Pharmaceuticals, Inc.(b)	472,036	15,525,264
Praxis Precision Medicines, Inc.(b)	431,269	14,128,372
Prometheus Biosciences, Inc.(b)	316,988	5,788,201
Prothena Corp. PLC(b)	353,623	8,883,010
PTC Therapeutics, Inc.(b)	211,663	10,022,243
Rapt Therapeutics, Inc.(b)	184,017	4,085,177
Relay Therapeutics, Inc.(b)	59,826	2,068,185
Remegen Co. Ltd., (Acquired 11/03/20, Cost: $3,624,770), 11/3/2021(d)	534,000	6,556,739
Revolution Medicines, Inc.(b)	100,563	4,613,830
Rubius Therapeutics, Inc.(b)	165,785	4,393,303
Sage Therapeutics, Inc.(b)	67,025	5,016,821
Sarepta Therapeutics, Inc.(a)(b)	70,856	5,280,898
Seagen, Inc.(a)(b)(e)	531,710	73,833,251
Seres Therapeutics, Inc.(b)	348,666	7,179,033
Sigilon Therapeutics, Inc.(b)	355,780	7,951,683
Sigilon Therapeutics, Inc., (Acquired 02/14/20, Cost: $3,051,798)(d)	226,059	4,964,001
Stoke Therapeutics, Inc.(b)	209,137	8,122,881
Taysha Gene Therapies, Inc.(b)	174,037	3,532,951
Taysha Gene Therapies, Inc.	274,502	5,572,391
TCR2 Therapeutics, Inc.(b)	222,535	4,913,573
Translate Bio, Inc.(b)	186,305	3,072,169
United Therapeutics Corp.(a)(b)	57,411	9,603,138
Voyager Therapeutics, Inc.(b)	255,970	1,205,619
Zai Lab Ltd., ADR(b)	189,238	25,250,026
Zentalis Pharmaceuticals, Inc.(b)	221,186	9,597,261
Zymeworks, Inc.(b)	245,566	7,754,974

		1,075,019,435

Diversified Financial Services(b) — 1.8%
ARYA Sciences Acquisition Corp. III, Class A	324,000	4,464,720
BCTG Acquisition Corp.	167,744	1,865,313
Deerfield Healthcare Technology Acquisitions Corp., Class A(f)	319,040	3,866,765
Eucrates Biomedical Acquisition Corp.	897,657	8,877,828
Health Assurance Acquisition Corp., Class A	1,361,273	13,912,210
Health Sciences Acquisitions Corp.	233,344	2,620,453
Helix Acquisition Corp., Class A	216,150	2,206,892
Lifesci Acquisition II Corp.	728,200	7,383,948

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
MedTech Acquisition Corp., Class A	917,284	$8,851,791
Therapeutics Acquisition Corp., Class A	407,000	4,277,570

		58,327,490

Electronic Equipment, Instruments & Components — 0.4%
908 Devices, Inc.(b)	282,484	13,700,474

Health Care Equipment & Supplies — 24.7%
ABIOMED, Inc.(a)(b)	78,093	24,890,582
Alcon, Inc.(b)	758,750	53,249,075
Butterfly Network, Inc.(b)	486,550	8,188,637
Cardiovascular Systems, Inc.(b)	164,491	6,306,585
ConvaTec Group PLC(c)	4,546,400	12,290,888
Demant A/S(b)	682,581	28,894,028
DexCom, Inc.(a)(b)	58,156	20,900,685
Eargo, Inc.(b)	189,127	9,446,894
Edwards Lifesciences Corp.(a)(b)	274,041	22,920,789
Envista Holdings Corp.(b)	378,170	15,429,336
GN Store Nord A/S	529,820	41,701,501
Haemonetics Corp.(a)(b)	268,805	29,840,043
Hill-Rom Holdings, Inc.(a)	142,565	15,750,581
Insulet Corp.(a)(b)	139,019	36,272,837
Intuitive Surgical, Inc.(a)(b)	72,553	53,612,314
Kangji Medical Holdings Ltd.	4,870,919	5,838,505
Masimo Corp.(a)(b)	185,809	42,672,895
Nevro Corp.(a)(b)	243,330	33,944,535
Novocure Ltd.(b)	25,885	3,421,479
NuVasive, Inc.(b)	133,755	8,768,978
Penumbra, Inc.(a)(b)	61,955	16,763,784
Pulmonx Corp.(b)	108,476	4,961,692
ResMed, Inc.(a)	204,886	39,751,982
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	287,653	17,588,819
SI-BONE, Inc.(b)	155,808	4,956,252
Silk Road Medical, Inc.(b)	293,768	14,879,349
SmileDirectClub, Inc.(b)	1,307,619	13,481,552
Sonova Holding AG, Registered Shares(b)	79,726	21,133,376
STERIS PLC	135,782	25,863,755
Straumann Holding AG, Registered Shares	36,658	45,768,156
Tandem Diabetes Care, Inc.(a)(b)	147,331	13,001,961
Teleflex, Inc.(a)	140,510	58,376,285
Zimmer Biomet Holdings, Inc.(a)	300,735	48,141,659

		799,009,789

Health Care Providers & Services — 12.7%
Addus HomeCare Corp.(b)	43,339	4,532,826
Alignment Healthcare, Inc.(b)(f)	349,917	7,673,680
Amedisys, Inc.(a)(b)(e)	224,896	59,550,212
Amplifon SpA(b)	629,668	23,430,342
Centene Corp.(a)(b)	423,582	27,071,126
Chemed Corp.	23,666	10,882,100
Encompass Health Corp.(a)	403,202	33,022,244
Guardant Health, Inc.(b)	58,310	8,901,021
Humana, Inc.(a)	87,998	36,893,161
Innovage Holding Corp.(b)	83,873	2,163,085
Jinxin Fertility Group Ltd.(c)	19,001,100	41,099,278
LHC Group, Inc.(a)(b)	241,129	46,106,276
Oak Street Health, Inc.(b)(e)	1,840,247	99,870,205
Rede D’Or Sao Luiz SA(c)	869,415	10,026,157

		411,221,713

Security	Shares	Value

Health Care Technology(b) — 1.5%
Certara, Inc.	504,495	$13,772,714
Teladoc Health, Inc.	190,098	34,550,311

		48,323,025

Internet & Direct Marketing Retail — 0.7%
JD Health International, Inc., (Acquired 12/01/20, Cost: $15,336,373)(d)	1,667,600	23,459,127

Life Sciences Tools & Services — 10.7%
Avantor, Inc.(b)	746,918	21,608,338
Berkeley Lights, Inc.(a)(b)	330,537	16,602,873
Bruker Corp.	216,025	13,886,087
Charles River Laboratories International, Inc.(a)(b)	88,882	25,760,670
Gerresheimer AG	152,221	15,118,188
Illumina, Inc.(a)(b)	34,293	13,170,570
IQVIA Holdings, Inc.(a)(b)	140,447	27,125,934
Joinn Laboratories China Co. Ltd., Class H(b)(c)	282,300	4,880,452
Lonza Group AG, Registered Shares	34,812	19,470,334
PPD, Inc.(b)(e)	1,657,943	62,736,563
Sotera Health Co.(b)	1,216,066	30,353,007
WuXi AppTec Co. Ltd., Class H(c)	2,328,660	45,984,725
Wuxi Biologics Cayman, Inc.(b)(c)	3,867,303	48,769,572

		345,467,313

Pharmaceuticals — 5.7%
Antengene Corp. Ltd., (Acquired 03/11/21, Cost: $5,976,889)(d)	2,537,500	5,246,496
Daiichi Sankyo Co. Ltd.	744,900	21,733,022
Eisai Co. Ltd.	241,400	16,225,467
Hansoh Pharmaceutical Group Co. Ltd.(b)(c)	9,062,068	43,470,735
Horizon Therapeutics PLC(b)	228,802	21,058,936
Marinus Pharmaceuticals, Inc.(b)	224,679	3,478,031
Merck KGaA	102,956	17,611,039
Nektar Therapeutics(b)	345,460	6,909,200
Nuvation Bio, Inc.(b)	206,640	2,159,388
Relmada Therapeutics, Inc.(b)	255,648	9,001,366
UCB SA	380,041	36,128,172

		183,021,852

Total Common Stocks — 91.5% (Cost: $2,133,766,347)		2,957,550,218

Preferred Securities

Preferred Stocks — 8.7%(d)

Biotechnology — 6.5%
Cellarity, Inc., Series B, (Acquired 01/15/21, Cost: $14,584,998)(g)	2,430,833	14,584,998
Abbisko Cayman Ltd., (Acquired 12/21/20, Cost: $14,841,983)(g)	1,037,825	14,841,986
Acumen Pharmaceuticals, Inc., Series B, (Acquired 11/20/20, Cost: $3,252,000)(g)	1,275,294	3,252,000
Affinvax, Inc., (Acquired 01/06/21, Cost: $5,786,041)(g)	183,164	5,786,041
Ambrx Biopharma, Inc.(g)
Series A, (Acquired 11/06/20, Cost: $7,290,000)	4,663,576	8,441,073
Series B, (Acquired 11/06/20, Cost: $7,290,000)	4,197,218	7,596,965
Amunix Pharmaceuticals, Inc., Series B, (Acquired 02/26/21, Cost: $9,999,999)(g)	5,657,068	9,999,999
Connect Biopharma Holdings Ltd., Series C, (Acquired 12/01/20, Cost: $14,579,981)	1,330,134	23,459,130
Design Therapeutics, Inc., Series B, (Acquired 01/25/21, Cost: $10,000,003)(g)	936,636	26,644,042

2

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Goldfinch Bio, Inc., Series B, (Acquired 06/26/20, Cost: $3,029,231)(g)	2,567,145	$3,311,617
Imago Biosciences, Inc., (Acquired 11/12/20, Cost: $10,000,009)(g)	8,279,524	11,011,767
Immunocore Ltd., Series C, (Acquired 12/21/20, Cost: $5,861,799)	321,900	13,223,668
LianBio, Series A, (Acquired 10/28/20, Cost: $5,960,632)(g)	105,200	6,529,764
Monte Rosa Therapeutics, Inc., Series B, (Acquired 03/11/21, Cost: $7,999,998)(g)	2,699,328	7,999,998
Neurogene, Inc., Series B, (Acquired 12/14/20, Cost: $5,729,950)(g)	2,348,340	5,729,950
Omega Therapeutics, Inc., Series C, (Acquired 03/04/21, Cost: $7,999,998)(g)	2,666,666	7,999,998
OnKure, Inc., Series B, (Acquired 03/03/21, Cost: $2,250,001)(g)	814,244	2,250,001
Rapid Micro Biosystems, Inc., Series D, (Acquired 03/09/21, Cost: $9,896,004)(g)	2,748,890	9,896,004
Talaris Therapeutics, Inc., Series B, (Acquired 09/30/20, Cost: $7,369,358)(g)	4,005,086	8,090,274
TScan Therapeutics, Inc., Series C, (Acquired 01/15/21, Cost: $9,999,999)(g)	7,013,606	9,999,992
Vividion Therapeutics, Inc., Series C, (Acquired 02/18/21, Cost: $8,000,000)(g)	3,809,524	8,000,000

		208,649,267

Health Care Equipment & Supplies — 0.2%
Nucleix Ltd., Series AA, (Acquired 03/25/21, Cost: $6,929,998)(g)	2,379,480	6,929,997

Health Care Services(g) — 1.4%
Adicon Holdings Ltd., (Acquired 12/22/20, Cost: $17,840,000)	2,139,245,197	17,869,115
Everly Well, Inc., Series D, (Acquired 11/25/20, Cost: $9,999,986)	382,775	9,967,461
Immuneering Corp, Series B, (Acquired 12/21/20, Cost: $3,599,991)	350,255	3,600,622
IsoPlexis Corp., Series D, (Acquired 12/30/20, Cost: $14,800,024)	192,408	14,800,023

		46,237,221

Pharmaceuticals(g) — 0.6%
Insitro, Inc.
Series B, (Acquired 05/21/20, Cost: $4,999,999)	802,478	14,677,322
Series C, (Acquired , Cost: $3,600,018)	196,818	3,600,018

		18,277,340

Total Preferred Stocks — 8.7%		280,093,825

Total Preferred Securities — 8.7% (Cost: $233,492,000)		280,093,825

Warrants

Biotechnology — 0.0%
Cerevel Therapeutics Holdings, Inc. (Expires 10/27/2025)(b)	68,184	287,737

Security	Shares	Value

Diversified Financial Services(b) — 0.1%
Deerfield Healthcare Technology Acquisitions Corp. (Expires 07/16/2025)	63,808	$185,043
Eucrates Biomedical Acquisition Corp.	299,219	272,289
Health Assurance Acquisition Corp. (Expires 11/12/2025)	340,318	881,424
MedTech Acquisition Corp. (Expires 12/18/2025)	305,761	336,337

		1,675,093

Health Care Equipment & Supplies — 0.0%
Butterfly Network, Inc. (Expires 05/27/2025)(b)	162,183	1,046,080

Pharmaceuticals — 0.0%
Nuvation Bio, Inc. (Expires 07/07/2025)(b)	68,880	183,910

Total Warrants — 0.1% (Cost: $2,676,284)		3,192,820

Total Long-Term Investments — 100.3% (Cost: $2,369,934,631)		3,240,836,863

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(h)(i)	17,164,755	17,164,755
SL Liquidity Series, LLC, Money Market Series, 0.16%(h)(i)(j)	3,609,319	3,610,401

Total Short-Term Securities — 0.7% (Cost: $20,775,248)		20,775,156

Total Investments Before Options Written — 101.0% (Cost: $2,390,709,879)		3,261,612,019

Options Written — (0.7)% (Premiums Received: $(31,823,093))		(21,835,415)

Total Investments, Net of Options Written — 100.3% (Cost: $2,358,886,786)		3,239,776,604

Liabilities in Excess of Other Assets — (0.3)%		(8,353,547)

Net Assets — 100.0%		$3,231,423,057

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $406,029,990, representing 12.57% of its net assets as of period end, and an original cost of $312,698,185.

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(f)	All or a portion of this security is on loan.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$18,347,773	$—	$(1,183,018	)(a)	$—	$—	$17,164,755	17,164,755	$1,964		$—
SL Liquidity Series, LLC, Money Market Series	9,577,689	—	(5,967,427	)(a)	231	(92)	3,610,401	3,609,319	48,363	(b)	—

					$231	$(92)	$20,775,156		$50,327		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Edwards Lifesciences Corp.	168	04/01/21	USD	90.00	USD	1,405	$(15,960)
Intuitive Surgical, Inc.	29	04/01/21	USD	797.50	USD	2,143	(12,470)
Tandem Diabetes Care, Inc.	104	04/01/21	USD	99.00	USD	918	(5,200)
Humana, Inc.	45	04/09/21	USD	410.00	USD	1,887	(55,125)
Illumina, Inc.	39	04/09/21	USD	455.00	USD	1,498	(10,920)
Nektar Therapeutics	471	04/09/21	USD	24.50	USD	942	(37,680)
ABIOMED, Inc.	121	04/16/21	USD	340.00	USD	3,857	(30,855)
Acceleron Pharma, Inc.	527	04/16/21	USD	140.00	USD	7,147	(205,530)
Addus HomeCare Corp.	90	04/16/21	USD	120.00	USD	941	(4,950)
Agios Pharmaceuticals, Inc.	684	04/16/21	USD	55.00	USD	3,532	(71,820)
Alcon, Inc.	530	04/16/21	USD	75.00	USD	3,719	(50,350)
Allakos, Inc.	343	04/16/21	USD	130.00	USD	3,937	(95,182)
Alnylam Pharmaceuticals, Inc.	382	04/16/21	USD	170.00	USD	5,393	(51,570)
ALX Oncology Holdings, Inc.	70	04/16/21	USD	95.00	USD	516	(5,600)
Amedisys, Inc.	328	04/16/21	USD	280.00	USD	8,685	(175,480)
Apellis Pharmaceuticals, Inc.	258	04/16/21	USD	50.00	USD	1,107	(9,030)
Arcutis Biotherapeutics, Inc.	507	04/16/21	USD	40.00	USD	1,467	(31,688)
Arena Pharmaceuticals, Inc.	371	04/16/21	USD	80.00	USD	2,574	(9,275)
Argenx SE	177	04/16/21	USD	320.00	USD	4,874	(86,730)
Arrowhead Pharmaceuticals, Inc.	130	04/16/21	USD	100.00	USD	862	(3,250)
Avantor, Inc.	1,133	04/16/21	USD	30.00	USD	3,278	(42,487)
Beam Therapeutics, Inc.	232	04/16/21	USD	117.85	USD	1,857	(3,863)
Berkeley Lights, Inc.	354	04/16/21	USD	75.00	USD	1,778	(8,850)
Berkeley Lights, Inc.	250	04/16/21	USD	85.00	USD	1,256	(1,250)
Biohaven Pharmaceutical Holding Co. Ltd.	151	04/16/21	USD	90.00	USD	1,032	(13,590)
BioMarin Pharmaceutical, Inc.	402	04/16/21	USD	95.00	USD	3,035	(3,015)
Blueprint Medicines Corp.	101	04/16/21	USD	110.00	USD	982	(37,370)
Bridgebio Pharma, Inc.	452	04/16/21	USD	75.00	USD	2,784	(94,920)
Bruker Corp.	648	04/16/21	USD	65.00	USD	4,165	(90,720)
Cardiovascular Systems, Inc.	260	04/16/21	USD	50.00	USD	997	(42,900)
CareDx, Inc.	170	04/16/21	USD	90.00	USD	1,157	(14,450)
Centene Corp.	288	04/16/21	USD	62.50	USD	1,841	(71,280)
Certara, Inc.	186	04/16/21	USD	40.00	USD	508	(2,790)
Chartara River Laboratories International	140	04/16/21	USD	300.00	USD	4,058	(52,150)
ChemoCentryx, Inc.	120	04/16/21	USD	75.00	USD	615	(60,000)
Constellation Pharmaceuticals, Inc.	190	04/16/21	USD	35.00	USD	444	(42,750)
Cytokinetics, Inc.	422	04/16/21	USD	24.00	USD	982	(59,080)
Deciphera Pharmaceuticals, Inc.	240	04/16/21	USD	45.00	USD	1,076	(57,600)
DexCom, Inc.	69	04/16/21	USD	401.00	USD	2,480	(6,080)
Dicerna Pharmaceuticals, Inc.	621	04/16/21	USD	30.00	USD	1,588	(18,630)
Eargo, Inc.	284	04/16/21	USD	70.00	USD	1,419	(49,700)

4

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Edwards Lifesciences Corp.	104	04/16/21	USD	85.00	USD	870	$(11,960)
Encompass Health Corp.	560	04/16/21	USD	85.00	USD	4,586	(40,600)
Envista Holdings Corp.	670	04/16/21	USD	41.00	USD	2,734	(118,255)
Fate Therapeutics, Inc.	93	04/16/21	USD	125.00	USD	767	(93,000)
Genmab A/S, ADR	475	04/16/21	USD	45.23	USD	1,559	(219)
Global Blood Therapeutics, Inc.	265	04/16/21	USD	60.00	USD	1,080	(6,625)
Guardant Health, Inc.	173	04/16/21	USD	155.00	USD	2,641	(89,960)
Haemonetics Corp.	422	04/16/21	USD	135.00	USD	4,685	(147,700)
Halozyme Therapeutics, Inc.	327	04/16/21	USD	50.00	USD	1,363	(29,430)
Hill-Rom Holdings, Inc.	175	04/16/21	USD	110.00	USD	1,933	(29,750)
Horizon Therapeutics PLC	200	04/16/21	USD	90.00	USD	1,841	(88,000)
Humana, Inc.	85	04/16/21	USD	410.00	USD	3,564	(123,250)
Insmed, Inc.	279	04/16/21	USD	45.00	USD	950	(6,975)
Insulet Corp.	300	04/16/21	USD	280.00	USD	7,828	(123,750)
Intellia Therapeutics, Inc.	204	04/16/21	USD	75.00	USD	1,637	(183,600)
Intuitive Surgical, Inc.	31	04/16/21	USD	730.00	USD	2,291	(66,805)
Iovance Biotherapeutics, Inc.	509	04/16/21	USD	50.00	USD	1,611	(20,360)
IQVIA Holdings, Inc.	146	04/16/21	USD	190.00	USD	2,820	(85,410)
Kadmon Holdings, Inc.	1,000	04/16/21	USD	7.50	USD	389	(10,000)
Karyopharm Therapeutics, Inc.	757	04/16/21	USD	15.00	USD	796	(5,678)
Kodiak Sciences, Inc.	137	04/16/21	USD	155.00	USD	1,553	(19,865)
LHC Group, Inc.	263	04/16/21	USD	209.00	USD	5,029	(30,860)
MacroGenics, Inc.	159	04/16/21	USD	25.00	USD	506	(118,455)
Masimo Corp.	554	04/16/21	USD	275.00	USD	12,723	(24,930)
Masimo Corp.	189	04/16/21	USD	240.00	USD	4,341	(43,942)
Mersana Therapeutics, Inc.	650	04/16/21	USD	22.50	USD	1,052	(9,750)
Molecular Templates, Inc.	274	04/16/21	USD	15.00	USD	346	(10,275)
Nevro Corp.	376	04/16/21	USD	190.00	USD	5,245	(56,400)
Nkarta, Inc.	295	04/16/21	USD	60.00	USD	971	(147,500)
NuVasive, Inc.	234	04/16/21	USD	60.00	USD	1,534	(128,700)
NuVasive, Inc.	167	04/16/21	USD	70.00	USD	1,095	(10,020)
ORIC Pharmaceuticals, Inc.	147	04/16/21	USD	35.00	USD	360	(29,400)
ORIC Pharmaceuticals, Inc.	113	04/16/21	USD	40.00	USD	277	(56,500)
Penumbra, Inc.	128	04/16/21	USD	300.00	USD	3,463	(17,280)
PPD, Inc.	443	04/16/21	USD	40.00	USD	1,676	(14,398)
Prothena PLC	229	04/16/21	USD	23.05	USD	575	(74,127)
PTC Therapeutics, Inc.	320	04/16/21	USD	65.00	USD	1,515	(160,000)
Pulmonx Corp.	136	04/16/21	USD	70.00	USD	622	(27,200)
Rapt Therapeutics, Inc.	258	04/16/21	USD	22.50	USD	573	(56,760)
Relmada Therapeutics, Inc.	313	04/16/21	USD	45.00	USD	1,102	(50,080)
ResMed, Inc.	166	04/16/21	USD	210.00	USD	3,221	(3,320)
Revolution Medicines, Inc.	109	04/16/21	USD	50.00	USD	500	(16,623)
Sage Therapeutics, Inc.	100	04/16/21	USD	87.50	USD	748	(9,500)
Sarepta Therapeutics, Inc.	198	04/16/21	USD	95.00	USD	1,476	(11,880)
Seagen, Inc.	791	04/16/21	USD	174.00	USD	10,984	(3,734)
Seres Therapeutics, Inc.	487	04/16/21	USD	30.00	USD	1,003	(9,740)
Seres Therapeutics, Inc.	558	04/16/21	USD	25.00	USD	1,149	(26,505)
SI-BONE, Inc.	300	04/16/21	USD	35.00	USD	954	(12,000)
Silk Road Medical, Inc.	499	04/16/21	USD	60.00	USD	2,527	(24,950)
STERIS PLC	208	04/16/21	USD	190.00	USD	3,962	(93,600)
Stoke Therapeutics, Inc.	310	04/16/21	USD	65.00	USD	1,204	(155,000)
TCR2 Therapeutics, Inc.	320	04/16/21	USD	35.00	USD	707	(48,000)
Teladoc Health, Inc.	55	04/16/21	USD	300.00	USD	1,000	(358)
Teleflex, Inc.	272	04/16/21	USD	420.00	USD	11,300	(218,960)
United Therapeutics Corp.	83	04/16/21	USD	185.00	USD	1,388	(8,508)
Voyager Therapeutics, Inc.	407	04/16/21	USD	12.50	USD	192	(6,105)
Zai Lab Ltd., ADR	370	04/16/21	USD	182.60	USD	4,937	(753)
Zimmer Biomet Holdings, Inc.	452	04/16/21	USD	165.00	USD	7,236	(85,880)
Zimmer Biomet Holdings, Inc.	60	04/16/21	USD	170.00	USD	960	(3,600)
Zymeworks, Inc.	340	04/16/21	USD	50.00	USD	1,074	(47,600)
Centene Corp.	450	04/23/21	USD	62.00	USD	2,876	(136,350)
Humana, Inc.	54	04/23/21	USD	415.00	USD	2,264	(69,390)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Intuitive Surgical, Inc.	42	04/23/21	USD	755.00	USD	3,103	$(66,570)
Nektar Therapeutics	496	04/23/21	USD	23.00	USD	992	(16,120)
SmileDirectClub, Inc.	950	04/23/21	USD	11.00	USD	979	(42,750)
Tandem Diabetes Care, Inc.	145	04/23/21	USD	89.50	USD	1,280	(60,900)
Teladoc Health, Inc.	231	04/23/21	USD	212.50	USD	4,198	(37,768)
Centene Corp.	312	04/30/21	USD	64.50	USD	1,994	(95,004)
Edwards Lifesciences Corp.	293	04/30/21	USD	84.00	USD	2,451	(93,027)
Illumina, Inc.	63	04/30/21	USD	440.00	USD	2,420	(22,050)
Intuitive Surgical, Inc.	42	04/30/21	USD	760.00	USD	3,103	(63,630)
Intuitive Surgical, Inc.	34	04/30/21	USD	755.00	USD	2,512	(62,900)
SmileDirectClub, Inc.	1,211	04/30/21	USD	13.50	USD	1,248	(16,954)
Teladoc Health, Inc.	171	04/30/21	USD	225.00	USD	3,108	(20,264)
Alcon AG	873	05/04/21	USD	73.97	USD	6,127	(171,241)
Centene Corp.	220	05/07/21	USD	66.00	USD	1,406	(70,180)
Humana, Inc.	79	05/07/21	USD	432.50	USD	3,312	(71,100)
SmileDirectClub, Inc.	1,761	05/07/21	USD	11.50	USD	1,816	(99,496)
ABIOMED, Inc.	113	05/21/21	USD	320.00	USD	3,602	(240,125)
Acceleron Pharma, Inc.	391	05/21/21	USD	145.00	USD	5,302	(281,520)
Addus HomeCare Corp.	40	05/21/21	USD	110.00	USD	418	(14,900)
Agios Pharmaceuticals, Inc.	604	05/21/21	USD	55.00	USD	3,119	(226,500)
Alcon, Inc.	873	05/21/21	USD	75.00	USD	6,127	(102,577)
Allakos, Inc.	343	05/21/21	USD	135.00	USD	3,937	(149,205)
Alnylam Pharmaceuticals, Inc.	423	05/21/21	USD	150.00	USD	5,972	(315,135)
Amedisys, Inc.	346	05/21/21	USD	280.00	USD	9,162	(280,260)
Apellis Pharmaceuticals, Inc.	239	05/21/21	USD	50.00	USD	1,026	(65,725)
Arcutis Biotherapeutics, Inc.	615	05/21/21	USD	35.00	USD	1,779	(121,462)
Argenx SE	177	05/21/21	USD	320.00	USD	4,874	(90,270)
Avantor, Inc.	479	05/21/21	USD	32.50	USD	1,386	(22,753)
Avantor, Inc.	628	05/21/21	USD	30.00	USD	1,817	(73,790)
Berkeley Lights, Inc.	390	05/21/21	USD	60.00	USD	1,959	(79,950)
Biohaven Pharmaceutical Holding Co. Ltd.	90	05/21/21	USD	80.00	USD	615	(17,775)
Blueprint Medicines Corp.	120	05/21/21	USD	105.00	USD	1,167	(56,400)
Bridgebio Pharma, Inc.	199	05/21/21	USD	70.00	USD	1,226	(42,287)
Butterfly Network, Inc.	729	05/21/21	USD	22.50	USD	1,227	(27,338)
Cardiovascular Systems, Inc.	230	05/21/21	USD	45.00	USD	882	(28,175)
CareDx, Inc.	170	05/21/21	USD	85.00	USD	1,157	(46,325)
Chartara River Laboratories International	126	05/21/21	USD	300.00	USD	3,652	(143,010)
Chemed Corp.	70	05/21/21	USD	470.00	USD	3,219	(91,350)
ChemoCentryx, Inc.	130	05/21/21	USD	65.00	USD	666	(33,150)
Cytokinetics, Inc.	431	05/21/21	USD	26.00	USD	1,002	(101,285)
DexCom, Inc.	105	05/21/21	USD	370.00	USD	3,774	(222,600)
Dicerna Pharmaceuticals, Inc.	554	05/21/21	USD	30.00	USD	1,417	(66,480)
Eargo, Inc.	283	05/21/21	USD	55.00	USD	1,414	(149,990)
Edwards Lifesciences Corp.	257	05/21/21	USD	85.00	USD	2,149	(75,172)
Enanta Pharmaceuticals, Inc.	45	05/21/21	USD	55.00	USD	222	(10,800)
Encompass Health Corp.	649	05/21/21	USD	85.00	USD	5,315	(134,667)
Envista Holdings Corp.	464	05/21/21	USD	44.00	USD	1,893	(68,208)
Fate Therapeutics, Inc.	75	05/21/21	USD	115.00	USD	618	(34,688)
Genmab A/S, ADR	937	05/21/21	USD	35.00	USD	3,076	(149,920)
Global Blood Therapeutics, Inc.	563	05/21/21	USD	50.00	USD	2,294	(49,262)
Haemonetics Corp.	384	05/21/21	USD	120.00	USD	4,263	(150,720)
Halozyme Therapeutics, Inc.	335	05/21/21	USD	46.00	USD	1,397	(97,150)
Hill-Rom Holdings, Inc.	252	05/21/21	USD	115.00	USD	2,784	(96,390)
Horizon Therapeutics PLC	243	05/21/21	USD	105.00	USD	2,237	(69,255)
Horizon Therapeutics PLC	243	05/21/21	USD	100.00	USD	2,237	(104,490)
Insmed, Inc.	109	05/21/21	USD	41.00	USD	371	(30,248)
Insulet Corp.	120	05/21/21	USD	280.00	USD	3,131	(144,600)
Intellia Therapeutics, Inc.	184	05/21/21	USD	72.00	USD	1,477	(300,834)
Intuitive Surgical, Inc.	39	05/21/21	USD	750.00	USD	2,882	(101,595)
IQVIA Holdings, Inc.	275	05/21/21	USD	195.00	USD	5,311	(199,375)
Kodiak Sciences, Inc.	379	05/21/21	USD	150.00	USD	4,297	(129,807)
LHC Group, Inc.	460	05/21/21	USD	210.00	USD	8,796	(172,500)

6

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
MacroGenics, Inc.	135	05/21/21	USD	35.00	USD	430	$(48,937)
Mersana Therapeutics, Inc.	1,000	05/21/21	USD	20.00	USD	1,618	(47,500)
Mirati Therapeutics, Inc.	295	05/21/21	USD	190.00	USD	5,053	(178,475)
Molecular Templates, Inc.	321	05/21/21	USD	15.00	USD	405	(29,693)
Nevro Corp.	352	05/21/21	USD	160.00	USD	4,910	(119,680)
Nkarta, Inc.	244	05/21/21	USD	60.00	USD	803	(25,620)
Novocure Ltd.	76	05/21/21	USD	165.00	USD	1,005	(26,790)
Oak Street Health, Inc.	1,380	05/21/21	USD	65.00	USD	7,489	(172,500)
ORIC Pharmaceuticals, Inc.	155	05/21/21	USD	40.00	USD	380	(77,500)
Penumbra, Inc.	60	05/21/21	USD	284.75	USD	1,623	(69,225)
PPD, Inc.	1,901	05/21/21	USD	40.00	USD	7,193	(242,377)
Prothena PLC	279	05/21/21	USD	25.25	USD	701	(103,595)
PTC Therapeutics, Inc.	310	05/21/21	USD	63.00	USD	1,468	(4,101)
Rapt Therapeutics, Inc.	147	05/21/21	USD	25.00	USD	326	(53,287)
Relmada Therapeutics, Inc.	453	05/21/21	USD	45.00	USD	1,595	(144,960)
ResMed, Inc.	448	05/21/21	USD	195.00	USD	8,692	(396,480)
Revolution Medicines, Inc.	192	05/21/21	USD	55.00	USD	881	(43,200)
Rubius Therapeutics, Inc.	497	05/21/21	USD	35.00	USD	1,317	(106,855)
Sage Therapeutics, Inc.	100	05/21/21	USD	100.00	USD	748	(70,500)
SI-BONE, Inc.	170	05/21/21	USD	40.00	USD	541	(36,550)
Silk Road Medical, Inc.	382	05/21/21	USD	55.00	USD	1,935	(76,400)
STERIS PLC	200	05/21/21	USD	195.00	USD	3,810	(108,000)
Stoke Therapeutics, Inc.	207	05/21/21	USD	70.00	USD	804	(21,735)
Stoke Therapeutics, Inc.	110	05/21/21	USD	55.00	USD	427	(55,000)
Tandem Diabetes Care, Inc.	190	05/21/21	USD	100.00	USD	1,677	(59,375)
TCR2 Therapeutics, Inc.	342	05/21/21	USD	25.00	USD	755	(64,980)
Teladoc Health, Inc.	113	05/21/21	USD	195.00	USD	2,054	(112,435)
Teleflex, Inc.	149	05/21/21	USD	420.00	USD	6,190	(234,675)
United Therapeutics Corp.	89	05/21/21	USD	180.00	USD	1,489	(45,390)
Zai Lab Ltd.	197	05/21/21	USD	145.00	USD	2,629	(121,155)
Zimmer Biomet Holdings, Inc.	390	05/21/21	USD	165.00	USD	6,243	(208,650)
Zymeworks, Inc.	396	05/21/21	USD	40.00	USD	1,251	(48,510)
Arcutis Biotherapeutics, Inc.	107	06/18/21	USD	40.00	USD	310	(26,483)
Arrowhead Pharmaceuticals, Inc.	120	06/18/21	USD	85.00	USD	796	(38,400)
CareDx, Inc.	310	06/18/21	USD	74.00	USD	2,111	(159,975)
Iovance Biotherapeutics, Inc.	734	06/18/21	USD	40.00	USD	2,324	(128,450)
Prothena Corp. PLC	552	06/18/21	USD	24.00	USD	1,387	(267,720)
Rapt Therapeutics, Inc.	147	06/18/21	USD	25.00	USD	326	(55,492)
Seagen, Inc.	800	06/18/21	USD	170.00	USD	11,109	(236,000)

							$(15,388,887)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Akouos, Inc.	JPMorgan Chase Bank N.A.	20,000	04/06/21	USD	21.77	USD	277	$—
ALX Oncology Holdings, Inc.	Barclays Bank PLC	26,600	04/06/21	USD	80.04	USD	1,962	(25,434)
Annexon, Inc.	JPMorgan Chase Bank N.A.	25,100	04/06/21	USD	31.63	USD	699	(5,541)
BioAtla, Inc.	JPMorgan Chase Bank N.A.	19,400	04/06/21	USD	57.54	USD	986	(4,332)
C4 Therapeutics, Inc.	Bank of America N.A.	25,600	04/06/21	USD	41.98	USD	947	(5,317)
C4 Therapeutics, Inc.	JPMorgan Chase Bank N.A.	24,500	04/06/21	USD	43.66	USD	906	(2,173)
Forma Therapeutics Holdings, Inc.	Barclays Bank PLC	52,000	04/06/21	USD	38.05	USD	1,457	(18)
Genetron Holdings, ADR	Bank of America N.A.	50,000	04/06/21	USD	26.23	USD	1,073	(1,884)
Genetron Holdings, ADR	Barclays Bank PLC	35,000	04/06/21	USD	27.54	USD	751	(415)
Akeso, Inc.	JPMorgan Chase Bank N.A.	222,000	04/07/21	HKD	56.32	HKD	10,990	(8,370)
Sonova Holding AG	Citibank N.A.	10,200	04/07/21	CHF	244.01	CHF	2,556	(85,918)
Akouos, Inc.	JPMorgan Chase Bank N.A.	20,000	04/08/21	USD	22.19	USD	277	—
Avidity Biosciences, Inc.	Bank of America N.A.	25,000	04/08/21	USD	28.08	USD	545	(83)
C4 Therapeutics, Inc.	Bank of America N.A.	25,600	04/08/21	USD	42.78	USD	947	(6,268)

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Forma Therapeutics Holdings, Inc.	Barclays Bank PLC	52,000	04/08/21	USD	38.77	USD	1,457	$(55)
Genetron Holdings, ADR	Bank of America N.A.	50,000	04/08/21	USD	26.73	USD	1,073	(2,776)
Genetron Holdings, ADR	Barclays Bank PLC	35,000	04/08/21	USD	27.54	USD	751	(1,093)
Morphic Holding, Inc.	Bank of America N.A.	16,200	04/08/21	USD	75.13	USD	1,025	(41,566)
PPD, Inc.	Citibank N.A.	80,000	04/08/21	USD	37.48	USD	3,027	(88,918)
Sotera Health Co.	Credit Suisse International	50,000	04/08/21	USD	27.79	USD	1,248	(1,144)
Pulmonx Corp.	Bank of America N.A.	16,700	04/09/21	USD	57.68	USD	764	(1,100)
Akouos, Inc.	JPMorgan Chase Bank N.A.	21,500	04/13/21	USD	19.48	USD	298	(86)
Avidity Biosciences, Inc.	Barclays Bank PLC	35,100	04/13/21	USD	26.67	USD	766	(2,221)
BioAtla, Inc.	Barclays Bank PLC	20,500	04/13/21	USD	54.24	USD	1,042	(30,952)
ConvaTec Group PLC	Barclays Bank PLC	500,000	04/13/21	GBP	1.90	GBP	981	(47,513)
GN Store Nord A/S	Barclays Bank PLC	55,400	04/13/21	DKK	543.22	DKK	27,660	(9,882)
Hansoh Pharmaceutical Group Co. Ltd.	JPMorgan Chase Bank N.A.	580,000	04/13/21	HKD	42.90	HKD	21,630	(530)
Jinxin Fertility Group Ltd.	Morgan Stanley & Co. International PLC	1,190,000	04/13/21	HKD	21.03	HKD	20,010	(10,072)
Applied Molecular Transport	Barclays Bank PLC	26,300	04/14/21	USD	70.67	USD	1,158	(327)
C4 Therapeutics, Inc.	Bank of America N.A.	30,000	04/14/21	USD	44.42	USD	1,110	(11,030)
Eisai Co. Ltd.	UBS AG	36,700	04/14/21	JPY	7,556.02	JPY	273,131	(40,619)
Gerresheimer AG	Morgan Stanley & Co. International PLC	19,000	04/14/21	EUR	86.53	EUR	1,609	(23,831)
Krystal Biotech, Inc.	Bank of America N.A.	31,700	04/14/21	USD	81.28	USD	2,442	(50,636)
Morphic Holding, Inc.	Bank of America N.A.	11,100	04/14/21	USD	68.20	USD	702	(71,930)
ORIC Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	12,000	04/14/21	USD	36.86	USD	294	(7)
PPD, Inc.	Bank of America N.A.	77,000	04/14/21	USD	37.10	USD	2,914	(90,591)
Zentalis Pharmaceuticals, Inc.	Barclays Bank PLC	33,000	04/14/21	USD	53.28	USD	1,432	(7,826)
Akouos, Inc.	JPMorgan Chase Bank N.A.	21,500	04/15/21	USD	20.04	USD	298	(88)
Amplifon SpA	UBS AG	77,500	04/15/21	EUR	34.33	EUR	2,459	(13,080)
Demant A/S	Credit Suisse International	48,000	04/15/21	DKK	266.56	DKK	12,889	(71,444)
Genmab A/S	UBS AG	25,300	04/15/21	DKK	2,179.08	DKK	52,782	(108,177)
Lonza Group AG	Goldman Sachs International	3,900	04/15/21	CHF	601.31	CHF	2,062	(485)
Hansoh Pharmaceutical Group Co. Ltd.	JPMorgan Chase Bank N.A.	486,000	04/20/21	HKD	35.95	HKD	18,124	(115,216)
Amplifon SpA	Credit Suisse International	52,000	04/21/21	EUR	35.65	EUR	1,650	(5,912)
Demant A/S	Credit Suisse International	44,100	04/21/21	DKK	269.14	DKK	11,841	(67,919)
Genmab A/S	Barclays Bank PLC	34,300	04/21/21	DKK	2,165.06	DKK	71,559	(221,459)
Jinxin Fertility Group Ltd.	Morgan Stanley & Co. International PLC	1,342,000	04/21/21	HKD	17.93	HKD	22,566	(125,444)
Lonza Group AG	Goldman Sachs International	2,900	04/21/21	CHF	598.32	CHF	1,533	(1,344)
Straumann Holding AG	Barclays Bank PLC	4,000	04/21/21	CHF	1,165.96	CHF	4,720	(147,122)
UCB SA	Barclays Bank PLC	38,100	04/21/21	EUR	87.00	EUR	3,089	(10,378)
Jinxin Fertility Group Ltd.	Morgan Stanley & Co. International PLC	1,274,000	04/27/21	HKD	15.78	HKD	21,423	(302,898)
WuXi AppTec Co. Ltd., Class H	JPMorgan Chase Bank N.A.	235,600	04/27/21	HKD	159.05	HKD	36,169	(260,559)
Wuxi Biologics Cayman, Inc.	JPMorgan Chase Bank N.A.	710,000	04/27/21	HKD	94.73	HKD	69,606	(542,209)
Gerresheimer AG	Credit Suisse International	23,700	04/29/21	EUR	87.33	EUR	2,007	(39,882)
Merck KGaA	Goldman Sachs International	28,900	04/29/21	EUR	137.30	EUR	4,215	(290,375)
Applied Molecular Transport, Inc.	JPMorgan Chase Bank N.A.	22,000	05/04/21	USD	78.39	USD	968	(3,171)
Certara, Inc.	Bank of America N.A.	66,300	05/04/21	USD	31.71	USD	1,810	(65,742)
GN Store Nord A/S	UBS AG	36,400	05/04/21	DKK	501.82	DKK	18,173	(113,126)
Hansoh Pharmaceutical Group Co. Ltd.	Goldman Sachs International	766,000	05/04/21	HKD	36.67	HKD	28,566	(170,761)
Jinxin Fertility Group Ltd.	Morgan Stanley & Co. International PLC	1,100,000	05/04/21	HKD	16.28	HKD	18,497	(245,121)
Lonza Group AG	UBS AG	3,600	05/04/21	CHF	566.52	CHF	1,903	(14,511)
Straumann Holding AG	UBS AG	3,300	05/04/21	CHF	1,147.42	CHF	3,894	(194,505)
UCB SA	Goldman Sachs International	30,000	05/04/21	EUR	82.14	EUR	2,432	(54,790)
Akeso, Inc.	UBS AG	560,000	05/06/21	HKD	49.95	HKD	27,722	(306,565)
Certara, Inc.	Bank of America N.A.	66,300	05/06/21	USD	31.71	USD	1,810	(70,105)
ConvaTec Group PLC	UBS AG	319,000	05/06/21	GBP	2.02	GBP	626	(10,194)
Demant A/S	Morgan Stanley & Co. International PLC	60,000	05/06/21	DKK	273.42	DKK	16,111	(101,864)
Eisai Co. Ltd.	Goldman Sachs International	16,000	05/06/21	JPY	7,759.54	JPY	119,076	(19,497)
Eisai Co. Ltd.	Morgan Stanley & Co. International PLC	19,700	05/06/21	JPY	7,736.11	JPY	146,613	(30,704)
GN Store Nord A/S	UBS AG	67,100	05/06/21	DKK	517.49	DKK	33,501	(143,828)
Hansoh Pharmaceutical Group Co. Ltd.	Citibank N.A.	434,000	05/06/21	HKD	36.95	HKD	16,185	(90,891)
Straumann Holding AG	UBS AG	3,600	05/06/21	CHF	1,172.08	CHF	4,248	(151,526)
UCB SA	UBS AG	46,000	05/06/21	EUR	82.39	EUR	3,729	(71,969)
WuXi AppTec Co. Ltd.	Morgan Stanley & Co. International PLC	250,000	05/06/21	HKD	153.18	HKD	38,379	(410,109)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	373,000	05/06/21	HKD	97.13	HKD	36,568	(274,344)
Amplifon SpA	Credit Suisse International	59,400	05/11/21	EUR	32.85	EUR	1,885	(67,059)

8

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Arcutis Biotherapeutics, Inc.	Barclays Bank PLC	20,200	05/11/21	USD	32.91	USD	584	$(31,397)
ConvaTec Group PLC	UBS AG	545,000	05/11/21	GBP	2.02	GBP	1,069	(19,324)
Demant A/S	UBS AG	52,600	05/11/21	DKK	265.74	DKK	14,124	(125,812)
Hansoh Pharmaceutical Group Co. Ltd.	Citibank N.A.	452,000	05/11/21	HKD	37.88	HKD	16,856	(75,557)
Jinxin Fertility Group Ltd.	Morgan Stanley & Co. International PLC	794,000	05/11/21	HKD	16.85	HKD	13,351	(162,274)
Sonova Holding AG	UBS AG	13,700	05/11/21	CHF	252.45	CHF	3,432	(110,222)
WuXi AppTec Co. Ltd.	Morgan Stanley & Co. International PLC	212,900	05/14/21	HKD	162.41	HKD	32,684	(134,273)
PPD, Inc.	Bank of America N.A.	105,900	05/26/21	USD	39.32	USD	4,007	(172,838)

								$(6,446,528)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s investments categorized in the fair value hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$885,665,026	$189,354,409	$—	$1,075,019,435
Diversified Financial Services.	58,327,490	—	—	58,327,490
Electronic Equipment, Instruments & Components	13,700,474	—	—	13,700,474
Health Care Equipment & Supplies	638,085,404	160,924,385	—	799,009,789
Health Care Providers & Services	346,692,093	64,529,620	—	411,221,713
Health Care Technology	48,323,025	—	—	48,323,025
Internet & Direct Marketing Retail	—	23,459,127	—	23,459,127
Life Sciences Tools & Services	216,124,494	129,342,819	—	345,467,313
Pharmaceuticals	42,606,921	140,414,931	—	183,021,852
Preferred Securities
Preferred Stocks	—	36,682,798	243,411,027	280,093,825
Warrants	3,192,820	—	—	3,192,820

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$17,164,755	$—	$—	$17,164,755

	$2,269,882,502	$744,708,089	$243,411,027	3,258,001,618

Investments Valued at NAV(a)				3,610,401

				$3,261,612,019

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(14,460,280)	$(7,375,135)	$—	$(21,835,415)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2020	$28,744,832	$112,069,329	$140,814,161
Transfers into Level 3	—	—	—
Transfers out of Level 3	(3,884,625)	(20,441,729)	(24,326,354)
Other(a)	(24,860,207)	24,860,207	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(b)	—	29,876,163	29,876,163
Purchases	—	97,047,057	97,047,057
Sales	—	—	—

Closing balance, as of March 31, 2021	$—	$243,411,027	$243,411,027

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$—	$29,876,163	$29,876,163

(a)	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $30,244,060. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks(b)(c)(d)	$213,166,967	Market	Revenue Multiple	2.80x	—
			EBITDA Multiple	10.25x	—
			Volatility	68% - 80%	73%
			Time to Exit	2.0 - 3.0	2.7
			Recent Transactions	—	—
			Market Adjustment Multiple	1.10x	—

	$213,166,967

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

10

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End (continued)

(b)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $14,677,322 changed to Transaction Price approach. The investments were previously valued utilizing Option Pricing Model. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $13,219,461 changed to Option Pricing Model. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $59,538,957 changed to Current Value approach. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS	11